Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans
Employee Benefit Plans
We sponsor numerous pension and other post-retirement benefit plans, primarily retiree health, in our domestic and international operations. December 31 is the measurement date for all of our post-retirement benefit plans.

	Pension Benefits		Retiree Health
	2011	2010	2011	2010
Change in Benefit Obligation:
Benefit obligation, January 1	$9,731	$9,194	$1,006	$1,102
Service cost	186	178	8	8
Interest cost	612	575	47	54
Plan participants' contributions	10	11	33	26
Plan amendments(3)	(2)	(19)	(4)	(86)
Actuarial loss	916	477	26	13
Acquisitions(2)	—	140	—	1
Currency exchange rate changes	(85)	(154)	(3)	6
Curtailments	—	(1)	—	—
Benefits paid/settlements	(870)	(670)	(106)	(118)
Other	7	—	—	—
Benefit Obligation, December 31	$10,505	$9,731	$1,007	$1,006
Change in Plan Assets:
Fair value of plan assets, January 1	7,940	$7,561	$—	$—
Actual return on plan assets	694	846	—	—
Employer contribution	556	237	73	92
Plan participants' contributions	10	11	33	26
Acquisitions(2)	—	107	—	—
Currency exchange rate changes	(57)	(144)	—	—
Benefits paid/settlements	(870)	(669)	(106)	(118)
Other	4	(9)	—	—
Fair Value of Plan Assets, December 31	$8,277	$7,940	$—	$—

Net Funded Status at December 31(1)	$(2,228)	$(1,791)	$(1,007)	$(1,006)

Amounts Recognized in the Consolidated Balance Sheets:
Other long-term assets	$76	$92	$—	$—
Accrued compensation and benefit costs	(45)	(44)	(82)	(86)
Pension and other benefit liabilities	(2,259)	(1,839)	—	—
Post-retirement medical benefits	—	—	(925)	(920)
Net Amounts Recognized	$(2,228)	$(1,791)	$(1,007)	$(1,006)

(1)	Includes under-funded and non-funded plans.

(2)	Primarily ACS's acquired balances.

(3)	Refer to the “Plan Amendment” section for additional information.

Benefit plans pre-tax amounts recognized in AOCL at December 31,:

	Pension Benefits		Retiree Health
	2011	2010	2011	2010
Net actuarial loss	$2,552	$1,867	$70	$54
Prior service (credit)	(37)	(167)	(163)	(200)
Total Pre-tax Loss (Gain)	$2,515	$1,700	$(93)	$(146)

The Accumulated benefit obligation for all defined benefit pension plans was $10,134 and $9,256 at December 31, 2011 and 2010, respectively.

Aggregate information for pension plans with an Accumulated benefit obligation in excess of plan assets is presented below:

	December 31, 2011			December 31, 2010
	Underfunded	Unfunded	Total	Underfunded	Unfunded	Total
Projected benefit obligation	$8,733	$772	$9,505	$5,001	$725	$5,726
Accumulated benefit obligation	8,418	760	9,178	4,826	707	5,533
Fair value of plan assets	7,204	—	7,204	3,883	—	3,883

Most of our defined benefit pension plans generally provide employees a benefit, depending on eligibility, calculated under a highest average pay and years of service formula. Our primary domestic defined benefit pension plans provide a benefit at the greater of (i) the highest average pay and years of service formula, (ii) the benefit calculated under a formula that provides for the accumulation of salary and interest credits during an employee's work life or (iii) the individual account balance from the Company's prior defined contribution plan (Transitional Retirement Account or TRA).
The components of Net periodic benefit cost and other changes in plan assets and benefit obligations were as follows:

	Year Ended December 31,
	Pension Benefits			Retiree Health
	2011	2010	2009	2011	2010	2009
Components of Net Periodic Benefit Costs:
Service cost	$186	$178	$173	$8	$8	$7
Interest cost(1)	612	575	508	47	54	60
Expected return on plan assets(2)	(647)	(570)	(523)	—	—	—
Recognized net actuarial loss	72	71	25	—	—	—
Amortization of prior service credit	(23)	(22)	(21)	(41)	(30)	(41)
Recognized settlement loss	84	72	70	—	—	—
Recognized curtailment gain	(107)	—	—	—	—	—
Defined Benefit Plans	177	304	232	14	32	26
Defined contribution plans	66	51	38	—	—	—
Net periodic benefit cost	243	355	270	14	32	26

Other changes in plan assets and benefit obligations recognized in Other Comprehensive Income:
Net actuarial loss	852	198	8	25	13	126
Prior service (credit)	(2)	(19)	—	(3)	(86)	1
Amortization of net actuarial (loss)	(153)	(143)	(95)	—	—	—
Amortization of net prior service credit	23	22	21	41	30	41
Curtailment gain - recognition of net prior service credit	107	—	—	—	—	—
Total recognized in Other Comprehensive Income	827	58	(66)	63	(43)	168
Total recognized in Net Periodic Benefit Cost and Other Comprehensive Income	$1,070	$413	$204	$77	$(11)	$194
_____________________________

(1)
Interest cost includes interest expense on non-TRA obligations of $388, $381 and $390 and interest expense directly allocated to TRA participant accounts of $224, $194 and $118 for the years ended December 31, 2011, 2010 and 2009, respectively.

(2)
Expected return on plan assets includes expected investment income on non-TRA assets of $423, $376 and $405 and actual investment income on TRA assets of $224, $194 and $118 for the years ended December 31, 2011, 2010 and 2009, respectively.

The net actuarial loss and prior service credit for the defined benefit pension plans that will be amortized from Accumulated other comprehensive loss into net periodic benefit cost over the next fiscal year are $108 and $(23), respectively, excluding amounts that may be recognized through settlement losses. The net actuarial loss and prior service credit for the retiree health benefit plans that will be amortized from Accumulated other comprehensive loss into net periodic benefit cost over the next fiscal year are $1 and $(41), respectively.

Pension plan assets consist of both defined benefit plan assets and assets legally restricted to the TRA accounts. The combined investment results for these plans, along with the results for our other defined benefit plans, are shown above in the “actual return on plan assets” caption. To the extent that investment results relate to TRA, such results are charged directly to these accounts as a component of interest cost.

Plan Amendments

In December 2011, we amended all of our primary U.S. Defined Benefit Pension Plans for salaried employees. Our primary qualified plans had previously been amended to freeze the final average pay formulas within the plans as of December 31, 2012, but a cash balance service credit was expected to continue post December 31, 2012. The 2011 amendments fully freeze any further benefit and service accruals after December 31, 2012 for all of these plans, including the non-qualified plans. As a result of these plan amendments, we recognized a pre-tax curtailment gain of $107 ($66 after-tax). The gain represents the recognition of deferred gains from other prior year amendments (“prior service credits”) as a result of the discontinuation of any future benefit or service accrual period. The amendments are not expected to materially impact 2012 pension expense.

In 2011, the Canadian Salary Pension Plan was amended to close the plan to future service accrual effective January 1, 2014. Benefits earned up to January 1, 2014 will not be affected and participants will continue receive the benefit of future salary increases to the extent applicable; therefore, the amendment does not result in a material change to the projected benefit obligation at the re-measurement date, December 31, 2011.

In 2010, we amended our domestic retiree health benefit plan to eliminate the use of the Retiree Drug Subsidy that the Company receives from Medicare as an offset to retiree contributions. This amendment was effective January 1, 2011. The Company instead decided to use this subsidy to reduce its retiree healthcare costs. The amendment resulted in a net decrease of $55 to the retiree medical benefit obligation and a corresponding $34 after tax increase to equity. This amendment reduced 2011 expenses by approximately $13.

In 2010, as a result of a renegotiation of the contract with our largest union, we amended our union pension plan for this population to freeze the final average pay formula of the pension plan effective January 1, 2013 and our union retiree health benefits plan to eliminate a portion of the subsidy currently paid to current and future Medicare-eligible retirees effective January 1, 2011. These amendments are generally consistent with amendments previously made to our salaried employee retirement plans.
Plan Assets

Current Allocation
As of the 2011 and 2010 measurement dates, the global pension plan assets were $8.3 billion and $7.9 billion, respectively. These assets were invested among several asset classes. Our common stock represents approximately $50 or 0.6% of total plan assets at December 31, 2011.

The following table presents the defined benefit plans assets measured at fair value at December 31, 2011 and the basis for that measurement:

	Valuation Based On:
Asset Class	Quoted Prices in Active Markets for Identical Asset (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value December 31, 2011	% of Total
Cash and Cash Equivalents	$578	$—	$—	$578	7%
Equity Securities:
U.S. Large Cap	511	50	—	561	7%
Xerox Common Stock	50	—	—	50	1%
U.S. Mid Cap	90	—	—	90	1%
U.S. Small Cap	83	89	—	172	2%
International Developed	1,209	481	—	1,690	21%
Emerging Markets	297	54	—	351	4%
Global Equity	7	17	—	24	—%
Total Equity Securities	2,247	691	—	2,938	36%
Debt Securities:
U.S. Treasury Securities	9	416	—	425	5%
Debt Security Issued by Government Agency	64	1,407	—	1,471	18%
Corporate Bonds	150	1,470	—	1,620	20%
Asset Backed Securities	2	61	—	63	—%
Total Debt Securities	225	3,354	—	3,579	43%
Common/Collective Trust	3	—	—	3	—%
Derivatives:
Interest Rate Contracts	18	103	—	121	1%
Foreign Exchange Contracts	14	(1)	—	13	—%
Equity Contracts	23	—	—	23	—%
Other Contracts	64	—	—	64	1%
Total Derivatives	119	102	—	221	2%
Hedge Funds	—	—	3	3	—%
Real Estate	67	132	352	551	7%
Private Equity/Venture Capital	—	—	318	318	4%
Guaranteed Insurance Contracts	—	—	116	116	1%
Other(1)	(48)	18	—	(30)	—%
Total Defined Benefit Plans Assets	$3,191	$4,297	$789	$8,277	100%

(1)	Other Level 1 assets include net non-financial liabilities of $(54) such as due to/from broker, interest receivables and accrued expenses.

The following table presents the defined benefit plans assets measured at fair value at December 31, 2010 and the basis for that measurement:

	Valuation Based On:
Asset Class	Quoted Prices in Active Markets for Identical Asset (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value December 31, 2010	% of Total
Cash and Cash Equivalents	$640	$—	$—	$640	8%
Equity Securities:
U.S. Large Cap	507	54	—	561	7%
U.S. Mid Cap	84	—	—	84	1%
U.S. Small Cap	60	62	—	122	2%
International Developed	1,513	514	—	2,027	26%
Emerging Markets	324	—	—	324	4%
Global Equity	8	25	—	33	—%
Total Equity Securities	2,496	655	—	3,151	40%
Debt Securities:
U.S. Treasury Securities	4	209	—	213	3%
Debt Security Issued by Government Agency	75	1,011	—	1,086	14%
Corporate Bonds	167	1,412	—	1,579	20%
Asset Backed Securities	2	15	—	17	—%
Total Debt Securities	248	2,647	—	2,895	37%
Common/Collective Trust	4	69	—	73	1%
Derivatives:
Interest Rate Contracts	—	123	—	123	2%
Foreign Exchange Contracts	5	(12)	—	(7)	—%
Equity Contracts	—	53	—	53	—%
Other Contracts	66	3	—	69	1%
Total Derivatives	71	167	—	238	3%
Hedge Funds	—	2	4	6	—%
Real Estate	103	73	275	451	6%
Private Equity/Venture Capital	—	—	308	308	4%
Guaranteed Insurance Contracts	—	—	96	96	1%
Other(1)	34	49	(1)	82	—%
Total Defined Benefit Plans Assets	$3,596	$3,662	$682	$7,940	100%

(1)     Other Level 1 assets include net non-financial assets of $27 such as due to/from broker, interest receivables and accrued expenses.

The following table represents a roll-forward of the defined benefit plans assets measured using significant unobservable inputs (Level 3 assets):

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
	Real Estate	Private Equity/Venture Capital	Guaranteed Insurance Contracts	Hedge Funds	Other	Total
December 31, 2009	$237	$286	$130	$4	$—	$657
Purchases	41	30	1	—	—	72
Sales	(34)	(38)	(13)	—	—	(85)
Net transfers in from Level 1	—	—	1	—	—	1
Realized gains (losses)	5	28	(2)	—	—	31
Unrealized gains (losses)	22	—	(2)	—	—	20
Currency translation	(6)	—	(9)	—	—	(15)
Other	10	1	(9)	—	(1)	1
December 31, 2010	275	307	97	4	(1)	682
Purchases	69	30	3	—	—	102
Sales	(6)	(61)	(3)	(1)	—	(71)
Net transfers in from Level 1	2	—	12	—	—	14
Net transfers in from Level 2	—	—	9	—	—	9
Realized gains (losses)	—	46	(1)	—	—	45
Unrealized gains (losses)	18	(4)	(4)	—	—	10
Currency translation	(4)	—	(3)	—	—	(7)
Other	(2)	—	6	—	1	5
December 31, 2011	$352	$318	$116	$3	$—	$789

Our pension plan assets and benefit obligations at December 31, 2011 were as follows:

(in billions)	Fair Value of Pension Plan Assets	Pension Benefit Obligations	Net Funded Status
U.S. funded	$3.3	$4.3	$(1.0)
U.S. unfunded	—	0.3	(0.3)
Total U.S.	$3.3	$4.6	$(1.3)
U.K.	3.0	3.3	(0.3)
Canada	0.6	0.8	(0.2)
Other funded	1.4	1.3	0.1
Other unfunded	—	0.5	(0.5)
Total	$8.3	$10.5	$(2.2)

Investment Strategy

The target asset allocations for our worldwide plans were:

	2011	2010
Equity investments	41%	42%
Fixed income investments	45%	45%
Real estate	7%	7%
Private equity	4%	4%
Other	3%	2%
Total Investment Strategy	100%	100%

We employ a total return investment approach whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk. The intent of this strategy is to minimize plan expenses by exceeding the interest growth in long-term plan liabilities. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. This consideration involves the use of long-term measures that address both return and risk. The investment portfolio contains a diversified blend of equity and fixed income investments. Furthermore, equity investments are diversified across U.S. and non-U.S. stocks, as well as growth, value and small and large capitalizations, and may include Company stock. Other assets such as real estate, private equity, and hedge funds are used to improve portfolio diversification. Derivatives may be used to hedge market exposure in an efficient and timely manner; however, derivatives may not be used to leverage the portfolio beyond the market value of the underlying investments. Investment risks and returns are measured and monitored on an ongoing basis through annual liability measurements and quarterly investment portfolio reviews.

Expected Long-term Rate of Return

We employ a “building block” approach in determining the long-term rate of return for plan assets. Historical markets are studied and long-term relationships between equities and fixed income are assessed. Current market factors such as inflation and interest rates are evaluated before long-term capital market assumptions are determined. The long-term portfolio return is established giving consideration to investment diversification and rebalancing. Peer data and historical returns are reviewed periodically to assess reasonableness and appropriateness.

Contributions

In 2011, we made cash contributions of $426 and $73 to our defined benefit pension plans and our retiree health benefit plans, respectively. We also elected to make a contribution of 16.6 million shares of our common stock, with an aggregate value of approximately $130, to our U.S. defined benefit pension plan for salaried employees in order to meet our planned level of funding for 2011. Accordingly, total contributions to our defined benefit pension plans were $556 in 2011.

In 2012 we expect, based on current actuarial calculations, to make contributions of approximately $560 to our defined benefit pension plans and $80 to our retiree health benefit plans.  Contributions to our defined benefit pension plans may include shares of our common stock in lieu of cash depending on our cash requirements during the year.

Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid during the following years:

	Pension Benefits	Retiree Health
2012	$781	$80
2013	640	83
2014	627	82
2015	654	81
2016	664	80
Years 2017-2021	3,426	372

Assumptions

Weighted-average assumptions used to determine benefit obligations at the plan measurement dates:

	Pension Benefits			Retiree Health
	2011	2010	2009	2011	2010	2009
Discount rate	4.7%	5.2%	5.7%	4.5%	4.9%	5.4%
Rate of compensation increase	3.1%	3.1%	3.6%	n/a(1)	n/a(1)	n/a(1)

(1)	Rate of compensation increase is not applicable to the retiree health benefits as compensation levels do not impact earned benefits.

Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:

	Pension Benefits				Retiree Health
	2012	2011	2010	2009	2012	2011	2010	2009
Discount rate	4.7%	5.2%	5.7%	6.3%	4.5%	4.9%	5.4%	6.3%
Expected return on plan assets	6.9%	7.2%	7.3%	7.4%	n/a(1)	n/a(1)	n/a(1)	n/a(1)
Rate of compensation increase	3.1%	3.1%	3.6%	3.9%	n/a(2)	n/a(2)	n/a(2)	n/a(2)

(1)	Expected return on plan assets is not applicable to retiree health benefits as these plans are not funded.

(2)	Rate of compensation increase is not applicable to retiree health benefits as compensation levels do not impact earned benefits.

Assumed health care cost trend rates were as follows:

	December 31,
	2011	2010
Health care cost trend rate assumed for next year	8.5%	9.0%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.9%	4.9%
Year that the rate reaches the ultimate trend rate	2017	2017

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	1% increase	1% decrease
Effect on total service and interest cost components	$5	$(4)
Effect on post-retirement benefit obligation	89	(72)